DEFERRED AMOUNTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
DEFERRED AMOUNTS AND OTHER ASSETS
Schedule of deferred amounts and other assets

December 31,	2013	2012
(millions of Canadian dollars)
Regulatory assets	1,172	1,123
Long-term portion of derivative assets (Note 23)	413	408
Affiliate long-term note receivable (Note 28)	185	182
Contractual receivables	356	303
Deferred financing costs	135	127
Other	401	318
	2,662	2,461